Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Operating revenues
Time charter revenues	$ 64,619	$ 136,320
Voyage charter revenues	252,314	268,265
Finance lease interest income	933	1,154
Other income	9,409	13,120
Total operating revenues	327,275	418,859
Other operating gains (losses)	8,327	0
Voyages expenses and commissions	115,339	67,514
Contingent rental income	(12,456)	(2,654)
Ship operating expenses	68,176	61,945
Charter hire expense	14,611	34,552
Impairment loss on vessels	21,247	25,480
Administrative expenses	19,167	18,887
Depreciation	70,139	73,321
Total operating expenses	296,223	279,045
Net operating income	39,379	139,814
Other income (expenses)
Interest income	268	183
Interest expenses	(31,000)	(27,773)
Gain on sale of securities.	1,246	0
Foreign currency exchange gain (loss)	270	183
Impairment loss on securities	0	(6,914)
Mark to market loss on derivatives	(3,285)	(12,260)
Other non-operating items	1,065	311
Net other expenses	(31,436)	(46,270)
Net income before income taxes and non-controlling interest	7,943	93,544
Income tax expense	(93)	(104)
Net income	7,850	93,440
Net (income) loss attributable to non-controlling interest	(209)	(222)
Net income attributable to the Company	$ 7,641	$ 93,218
Basic and diluted earnings per share attributable to the Company from continuing operations ($ per share)	$ 0.04	$ 0.60
Basic and diluted loss per share attributable to Frontline Ltd. ($ per share)	0.04	0.60
Cash dividends per share declared, as restated for reverse business acquisition and reverse share split ($ per share)	$ 0.15	$ 0.75